SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MUNICIPAL FIXED INCOME FUNDS
For the Allspring High Yield Municipal Bond Fund
Allspring Minnesota Tax-Free Fund
Allspring Pennsylvania Tax-Free Fund
Allspring Wisconsin Tax-Free Fund
(each a “Fund”, together the “Funds”)

Effective immediately, Kerry Laurin, CFA, CPA is removed as a portfolio manager of the Funds. After that date, all references to Kerry Laurin, CFA, CPA in the Funds’ prospectus, summary prospectus and statement of additional information are hereby removed.

Effective immediately, Nicholos Venditti, CFA, is added as a portfolio manager to the Allspring Minnesota Tax-Free Fund, Allspring Pennsylvania Tax-Free Fund and Allspring Wisconsin Tax-Free Fund.

In the section entitled “Fund Summary – Fund Management” for Allspring Minnesota Tax-Free Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Bruce R. Johns, Portfolio Manager / 2012 Nicholos Venditti, CFA, Portfolio Manager / 2026

In the section entitled “Fund Summary – Fund Management” for Allspring Pennsylvania Tax-Free Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Bruce R. Johns, Portfolio Manager / 2011 Robert J. Miller, Portfolio Manager / 2009 Nicholos Venditti, CFA, Portfolio Manager / 2026

In the section entitled “Fund Summary – Fund Management” for Allspring Wisconsin Tax-Free Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Bruce R. Johns, Portfolio Manager / 2017 Thomas Stoeckmann, Portfolio Manager / 2005 Nicholos Venditti, CFA, Portfolio Manager / 2026

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended with the following:

Nicholos Venditti, CFA
High Yield Municipal Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

Mr. Venditti joined Allspring Investments or one of its predecessor firms in 2020, where he currently serves as a Senior Portfolio Manager for the Municipal Fixed Income team. Prior to joining Allspring Investments, Nick spent 10 years at Thornburg Investment Management, most recently as a Senior Portfolio Manager and Head of the Municipal Bond Group.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following the Portfolio Manager Fund Holdings table is amended to include the following:

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Nicholos Venditti, CFA

High Yield Municipal Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Pennsylvania Tax-Free Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

$0 $0 $0[1] $50,001 - $100,000 $0[1] $10,001 - $50,000 $50,001 - $100,000 $100,001 - $500,000 $0[1]
1.	Nicholos Venditti, CFA became a portfolio manager of the Fund on April 27, 2026. The information presented in this table is as of June 30, 2025, at which time Nicholos Venditti, CFA was not a portfolio manager of the Fund.

April 27, 2026	SUP3364 04-26